FT Vest Laddered Max Buffer ETF Investment Objectives and Goals - FT Vest Laddered Max Buffer ETF	May 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	FT Vest Laddered Max Buffer ETF (BUFH)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the FT Vest Laddered Max Buffer ETF (the “Fund”) is to seek to provide investors with capital appreciation.